Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges		$ 1,922,802		$ 3,120,833
Reclassification of derivative liabilities to equity		2,637,996		105,187	$ 9,019
Gain on derivative liabilities		203,313		229,323	(107,039)
Consultant [Member]
Fair value of derivative liabilities				121,869
Warrants [Member]
Fair value of derivative liabilities	$ 257,333	257,333		120,284
Gain on derivative liabilities	185,716	236,289		81,387
Embedded Conversion Options [Member]
Fair value of derivative liabilities				852,545
Gain on derivative liabilities				310,710
Warrant [Member]
Derivative liabilities	1,022,189	1,022,189		121,657	80,014
Stock Options [Member]
Derivative liabilities				121,869
Convertible Notes [Member]
Derivative liabilities	$ 3,186,760	$ 3,186,760		$ 3,631,705	$ 252,117